PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash (used in) generated from operating activities	$ (333,907)	$ (848,520)	$ (386,932)
Net cash generated from (used in) investing activities	277,559	(579,440)	(197,985)
Net cash used in financing activities	128,453	1,459,527	284,708
Net (decrease) increase in cash and restricted cash	65,340	57,802	(312,398)
Cash, cash equivalents and restricted cash at beginning of the year	484,937	427,135	739,533
Cash, cash equivalents and restricted cash at end of the year	550,277	484,937	427,135
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash (used in) generated from operating activities	(3,584)	(45,034)	3,127
Net cash generated from (used in) investing activities	270,001	(1,246,477)	(347,697)
Net cash used in financing activities	(267,454)	1,260,592	27,163
Effect of exchange rate changes on cash and restricted cash	37	(1,668)	(1,812)
Net (decrease) increase in cash and restricted cash	(1,000)	(32,587)	(319,219)
Cash, cash equivalents and restricted cash at beginning of the year	1,301	33,888	353,107
Cash, cash equivalents and restricted cash at end of the year	$ 301	$ 1,301	$ 33,888